Note 5 - CMBS Trusts - Schedule of Recognized Trusts Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Mortgage loans held in variable interest entities, at fair value	$ 36,527
Bonds payable held in variable interest entities, at fair value	947,151
Variable Interest Entity, Primary Beneficiary [Member]
Mortgage loans held in variable interest entities, at fair value	5,094,579
Accrued interest receivable	917
Bonds payable held in variable interest entities, at fair value	4,825,943
Accrued interest payable	$ (674)